OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current
Other current financial liabilities		$ 52,997,001	$ 367,302,080
Non-current
Other non-current financial liabilities		1,044,325,833	904,802,058
Bank liabilities
Current
Other current financial liabilities	[1]	1,500,909	688,800
Non-current
Other non-current financial liabilities	[1]	13,403,691	13,366,211
Bonds payable
Current
Other current financial liabilities	[1],[2]	27,479,415	340,767,980
Non-current
Other non-current financial liabilities	[1],[2]	953,660,440	763,368,160
Deposits in guarantee
Current
Other current financial liabilities		12,632,184	16,427,144
Derivative contract liabilities
Current
Other current financial liabilities		1,458,210	2,317,577
Non-current
Other non-current financial liabilities		52,449,925	112,175,058
Leasing agreements
Current
Other current financial liabilities	[1]	9,926,283	7,100,579
Non-current
Other non-current financial liabilities	[1]	$ 24,811,777	$ 15,892,629

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.